Note 18 - Other Receivables and Restricted Cash - Components of Other Receivables and Restricted Cash (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement Line Items [Line Items]
Trade receivables	$ 89,345	$ 42,413
Sales and doubtful debts allowance	(4,552)	(943)	$ (1,421)
NET TRADE RECEIVABLES	84,793	41,470
Other receivables and deposits	2,369	1,753
Prepayments	5,246	1,680
Restricted cash amounts	35,000
OTHER RECEIVABLES	42,615	3,433
Other receivables	2,200	1,804
Restricted cash amounts	727	2,882
OTHER RECEIVABLES AND RESTRICTED CASH	$ 2,927	$ 4,686